Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash flow before M&A as % of net sales 1)	8.20%	13.80%
Positive net cash (SEK billion) 1)	kr 23.3	kr 65.8
Moody's [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	Ba1, stable	Ba1, stable
SP Global [Member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, developing	BBB-, stable
Fitch Ratings [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BBB-, stable